                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21583
                                  ---------------------------------------------

                          Clough Global Allocation Fund
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                           Erin E. Douglas, Secretary
                          Clough Global Allocation Fund
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  303-623-2577
                                                   ----------------------------

Date of fiscal year end:  May 31
                        --------------------------
Date of reporting period: November 30
                         -------------------------

Item 1. REPORTS TO STOCKHOLDERS.

[CLOUGH GLOBAL ALLOCATION FUND LOGO]

[GRAPHIC]

SEMI-ANNUAL
NOVEMBER 30, 2004
(UNAUDITED)

                               SHAREHOLDER LETTER

                                NOVEMBER 30, 2004

To the Shareholders of the Clough Global Allocation Fund:

This letter addresses the strategies we use to manage the Clough Global Allocation Fund and provides our initial outlook towards investing in 2005.

The Fund began investing on July 29, 2004 and has seen four months of activity. We are pleased with the Fund's performance to date. The Fund's offering price on July 28, 2004 was $20 per share and it never closed below that level. The closing market price for the period ended November 30, 2004, was $21.10 per share. In addition, the Fund paid a $0.30 per share cash distribution on October 29, 2004, the first quarterly installment in what is planned to be a 6% annual managed distribution. The net asset value at period-end was $20.44 per share, up from $19.10 at inception. During the period, shares of the Fund consistently sold at a premium to net asset value.

There have been three overriding determinants of the Fund's investment strategies. First, the Fund is an asset allocation fund, and we aggressively manage its stock/bond mix. While most mutual funds are limited to investing in either stocks or bonds, Clough Capital has the ability to seek out opportunity in either asset class.

Second, on the equity side, the Fund has a definite theme focus. We seek to invest in what we believe are the five or six most attractive investment themes in the global markets. Three current examples of themes in which the Fund is invested are noted below:

     a) Our largest equity exposure is in North American natural gas exploration and production and the deep-water drilling equipment and service industries. On the surface this appears to be a popular market theme, but we think most investors have only a superficial appreciation for what is happening on the energy front. The big North American gas fields are depleting, reservoir levels are falling, and though the number of rigs operating in North America is 65% higher than 2 years ago, production of natural gas is actually down. According to the CEO of one deep water drilling company, for the first time in half a century, it will be necessary to develop completely new fields to access new gas supplies. Most new gas fields lie under 5,000 feet of water and for that reason we are invested in both producers and companies which provide equipment and services for offshore drilling Currently, only 26 rigs exist in the world that are capable of drilling at depths of more than 5,000 feet of water. Yet, over the next 25 years the International Energy Agency estimates that $2.5 trillion will be spent to develop these resources, so we believe the opportunity for the drilling industry is rather dramatic. That level of spending contrasts with a current market capitalization for all U.S. off-shore drilling companies which is a mere $38 billion. We expect some stock price volatility in this sector as perspectives of energy availability change, but we will try to take advantage of that if or when it occurs.

     b) We are investing in a portfolio of small capitalization banks, looking forward to the consolidation which we believe will occur in the financial service industry. If the consolidation occurs as we expect, it is likely to benefit the stock prices of these institutions.

     c) We hold a number of property/casualty insurance companies whose stocks sell at 7-8 times earnings which we believe offers good value. We believe it is highly likely that growing cash flows and limited opportunities for market share gains will force the industry to consolidate, materially strengthening its long-term profit outlook.

     Finally, the Fund also has a global mandate. As of November 30, 2004, more than 15% of the Fund's assets were invested outside the U.S. This strategy reflects our belief that higher returns will come from non-U.S. financial markets. Japan is the nucleus of our largest non-U.S. country focus. Japan has the second largest financial market in the world, and while most analysts argue over the sustainability of Japan's economic recovery, Japan is a huge corporate restructuring story. Japanese corporations are building cash balances and the proliferation of corporate merger activity and leveraged buyouts are beginning to change Japan's investment landscape. Business savings are soaring to the level of 25% of gross domestic product
     (GDP); Japanese businesses are de-leveraging, and as they do, equity holders may benefit. The potential opportunity is not unlike that which characterized the early 1980's in the U.S. when America's financial markets were inexpensive.

     The Fund should also benefit from any rise in the value of the Japanese yen relative to the U.S. dollar. Emerging markets will also be an important sector investment in 2005. Many emerging economies have restructured their financial sectors, enjoy strong current account surpluses and have viable sources of domestic demand growth. The Fund holds investments in both non-Japan Asia and Brazil, and we are beginning to examine investment in Eastern Europe.

     In 2005, we anticipate opportunities in selected market sectors and in several geographies. As of November 30, 2004, the Fund was evenly invested across stocks and fixed income securities, an asset allocation mix we have had for most of the Fund's life. Much of the Fund's fixed income focus for the moment is in shorter-dated U.S. fixed income securities. We suspect there is some latent strength in the economy and hope to lock in somewhat higher yields in coming months.

     Looking ahead, we see two major investment flows in the world and hope to capitalize on them. The U.S. is a big balance sheet economy. By that we mean that $50 trillion in financial assets, consisting of $35 trillion in bonds and $15 trillion in stocks, are supported by an economy which produces only $12 trillion in terms of dollar GDP. This is the key reason the financial markets in the aggregate will likely produce single digit annual returns in the year ahead. To enhance those market returns, we will attempt to exploit the movement of capital abroad by investing in what we believe to be the most promising non-U.S. markets. We also think that a massive transfer of wealth will occur from financial services, consumer services and technology, to energy and materials and industries leveraged to global trade. Finally, we will look for yield opportunities in the British, Canadian and Australian fixed income markets.

     Sincerely,

     /s/ Charles I. Clough, Jr.

     Charles I. Clough, Jr.

                            STATEMENT OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                  SHARES               VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK 59.14%
COAL 2.40%
     Arch Coal Inc.                                               16,900   $         645,580
     CONSOL Energy Inc.                                           30,400           1,298,080
     Fording Canadian Coal Trust                                  10,000             746,000
     KFX Inc.*                                                    64,000             963,840
     Massey Energy Co.                                            32,300           1,134,376
                                                                           -----------------
                                                                                   4,787,876
                                                                           -----------------

CONSUMER/RETAIL 3.70%
     Albertson's, Inc.                                            18,500             468,050
     B & G Foods Inc.*                                            67,000             996,960
     Blue Nile*                                                   30,600             788,868
     Government Properties Trust                                  30,000             318,000
     Lion Corp.                                                  170,000             945,030
     Martek Biosciences Corp.*                                    23,300             905,671
     Saks Inc.*                                                   10,000             139,100
     Sapporo Holdings Ltd.                                       117,000             505,908
     Wacoal Corp.                                                 84,000             946,893
     Wolverine World Wide, Inc.                                   15,000             449,250
     York-Benimaru Co., Ltd.                                      33,000             912,351
                                                                           -----------------
                                                                                   7,376,081
                                                                           -----------------

ENERGY 12.42%
     BJ Services Co.                                              30,000           1,520,100
     Chesapeake Energy Corp.                                     157,000           2,826,000
     Diamond Offshore Drilling, Inc.                              45,000           1,685,700
     ENSCO International Inc.                                     39,000           1,221,090
     EOG Resources Inc.                                           20,000           1,501,400
     FMC Technologies, Inc.*                                      25,000             821,250
     GlobalSanteFe Corp.                                          33,000           1,036,200
     Grant Prideco Inc.*                                          25,000             538,750
     Halliburton Co.                                              20,000             827,000
     Matrix Service Co.*                                          40,000             298,000
     Murphy Oil Corp.                                              7,000             597,170
     Nabors Industries Ltd.*                                      25,000           1,300,000
     National-Oilwell, Inc.*                                      40,000           1,448,000
     Noble Corp.*                                                 15,000             726,750
     Patterson-UTI Energy, Inc.                                   70,000           1,400,000
     Petrokazakh Inc. - Class A                                   10,000             420,000
     Petroleo Brasileiro S.A. - ADR                               42,050           1,604,628
     Royal Dutch Petroleum Co. - ADR                              10,000             572,600
     Suncor Energy Inc.                                           10,000             347,700
     Talisman Energy Inc.                                         42,000           1,184,670

                                                                  SHARES               VALUE
--------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
     Transocean Inc.*                                             61,000   $       2,456,470
     Ultra Petroleum Corp.*                                        8,000             421,280
                                                                           -----------------
                                                                                  24,754,758
                                                                           -----------------

FINANCE 10.98%
     ACOM Co., Ltd.                                               10,400             783,247
     Aiful Corp.                                                   7,000             795,880
     Apollo Investment Corp.*                                     95,400           1,407,150
     Astoria Financial Corp.                                      21,000             871,500
     Bank Mutual Corp.                                             8,500             104,805
     Bank of Yokohama, Ltd.                                      160,000           1,010,641
     BankUnited Financial Corp. - Class A*                         6,400             196,736
     Brookline Bancorp, Inc.                                      98,000           1,587,600
     Cohen & Steers, Inc.                                        143,000           2,558,270
     Daiwa Securities Group Inc.                                 178,000           1,217,745
     Fidelity Bankshares, Inc.                                    29,000           1,189,870
     First Niagara Financial Group, Inc.                          55,000             794,200
     Freddie Mac                                                   6,000             409,560
     Independent Bank Corp.                                       24,500             846,720
     Mitsubishi Tokyo Financial                                   47,000             445,560
     NewAlliance Bancshares, Inc.                                 73,000           1,097,190
     Nikko Cordial Corp.                                         148,000             739,245
     Promise Co., Ltd.                                            13,000             909,571
     Provident Financial Services, Inc.                           40,000             777,200
     Sovereign Bancorp, Inc.                                     105,000           2,294,250
     Washington Mutual Inc.                                       18,000             732,780
     Webster Financial Corp.                                      22,000           1,101,100
                                                                           -----------------
                                                                                  21,870,820
                                                                           -----------------

HEALTHCARE 1.45%
     Biosphere Medical Inc.*                                     123,000             381,300
     Elan Corp PLC - SPONS ADR*                                    5,000             132,000
     Omnicare Inc.                                                36,400           1,179,724
     Sepracor Inc.*                                               26,700           1,188,417
                                                                           -----------------
                                                                                   2,881,441
                                                                           -----------------

INDUSTRIAL 5.34%
     Chicago Bridge & Iron Co.                                    20,000             774,000
     Fluor Corp.                                                  11,000             570,900
     General Electric Co.                                         26,000             919,360
     GOL Linhas Aereas Inteligentes S.A. - ADR*                   50,000           1,193,000
     Jacobs Engineering Group Inc.*                               20,000             919,400
     Kokuyo Co., Ltd.                                             56,000             642,146
     Louisiana Pacific Corp.                                      39,000             954,330

                                                                  SHARES               VALUE
--------------------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
     Methanex Corp.                                               35,000   $         614,600
     Nisshinbo Industries, Inc.                                  137,000             938,587
     Noritz Corp.                                                 26,200             382,677
     Shaw Group Inc.*                                             40,000             589,200
     Smurfit - Stone Container Corp.*                             30,000             538,800
     Trinity Industries, Inc.                                     25,000             883,750
     Willbros Group, Inc.*                                        40,000             720,400
                                                                           -----------------
                                                                                  10,641,150
                                                                           -----------------

INSURANCE 2.15%
     Everest RE Group Ltd.                                         5,000             421,350
     Infinity Property & Casualty                                  4,700             173,900
     Metlife Inc.                                                 28,000           1,092,000
     MGIC Investment Corp.                                         5,000             340,000
     PMI Group Inc.                                               10,000             411,800
     Radian Group Inc.                                             7,000             358,750
     Selective Insurance Group, Inc.                              13,800             618,102
     Specialty Underwriter's All*                                 50,000             480,500
     XL Capital, Ltd. - Class A                                    5,200             391,872
                                                                           -----------------
                                                                                   4,288,274
                                                                           -----------------

MEDIA 2.72%
     Echostar Communications - Class A                            45,300           1,485,387
     KT Corp. ADR                                                 18,600             402,690
     Iowa Telecommunications Services*                            10,000             212,100
     Nippon Broadcasting System                                   13,500             640,202
     Toho Co., Ltd.                                               46,000             737,573
     Utstarcom Inc.*                                              43,500             849,990
     Viacom Inc.                                                  30,885           1,098,579
                                                                           -----------------
                                                                                   5,426,521
                                                                           -----------------

METALS 5.59%
     Alcoa Inc.                                                   23,000             781,540
     APEX Silver Mines Ltd.*                                      22,900             445,405
     Cleveland-Cliffs Inc.                                        10,000             969,000
     Falconbridge Ltd.*                                           15,200             401,821
     Freeport McMoran Copper & Gold Inc.                          20,300             794,339
     Inco Ltd.*                                                   10,400             391,872
     Ivanhoe Mines Ltd.*                                         289,700           2,065,561
     Newmont Mining Corp.                                          5,000             236,750
     Olin Corp.                                                   40,000             907,600
     Oregon Steel Mills Inc.*                                     92,300           1,659,554
     Pan American Silver Corp.*                                   36,300             655,578
     POSCO - ADR                                                   5,000             236,200
     Schnitzer Steel Industries, Inc. - Class A                   42,100           1,588,433
                                                                           -----------------
                                                                                  11,133,653
                                                                           -----------------

                                                                  SHARES               VALUE
--------------------------------------------------------------------------------------------
TECHNOLOGY 2.57%
     Microsoft Corp.                                              60,000   $       1,608,600
     Nextel Communications, Inc. - Class A*                       79,700           2,268,262
     Radvision, Ltd.*                                             93,345           1,245,222
                                                                           -----------------
                                                                                   5,122,084
                                                                           -----------------

TRANSPORTATION 3.55%
     Airport Facilities Co., Ltd.                                 59,000             309,606
     East Japan Railway Co.                                           50             275,011
     Frontline Ltd.                                               20,000           1,201,000
     General Maritime Corp.*                                       5,000             227,250
     Golar LNG, Ltd.*                                             52,000             771,212
     Nippon Yusen Kabushiki Kaisha                               146,000             777,494
     OMI Corp.                                                    57,000           1,218,090
     Overseas Shipholding Group                                   18,000           1,182,420
     Ship Finance International Ltd.                               2,667              66,800
     Teekay Shipping Corp.                                         9,000             479,340
     Tsakos Energy Navigation, Ltd.                               13,150             555,588
                                                                           -----------------
                                                                                   7,063,811
                                                                           -----------------

UTILITIES 6.27%
     DTE Energy Co.                                                4,000             175,520
     Dynegy Inc.-Class A*                                        205,000           1,158,250
     Entergy Corp.                                                29,000           1,879,780
     Exelon Corp.                                                 14,000             583,940
     FPL Group, Inc.                                               5,000             351,650
     Great Plains Energy Inc.                                     50,000           1,480,500
     Northeast Utilities                                          90,000           1,640,700
     OGE Energy Corp.                                             30,000             775,500
     Progress Energy Inc.                                         45,000           1,975,950
     Southern Co.                                                 11,000             360,690
     Western Gas Resources Inc.                                   17,000             527,000
     Williams Cos., Inc.                                          95,000           1,583,650
                                                                           -----------------
                                                                                  12,493,130
                                                                           -----------------
TOTAL COMMON STOCKS
(Cost $106,789,798)                                                              117,839,599
--------------------------------------------------------------------------------------------

                                                                  SHARES               VALUE
--------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 6.08%
iSHARES
   MSCI Brazil                                                   149,000   $       3,106,650
   MSCI Hong Kong                                                142,500           1,718,550
   MSCI Japan                                                    487,000           5,020,970
   MSCI Malaysia                                                 133,300             979,755
   MSCI Pacific                                                    8,000             715,760
   MSCI Taiwan                                                    52,000             585,520
                                                                           -----------------
TOTAL EXCHANGE TRADED FUNDS
(Cost $10,955,484)                                                                12,127,205
--------------------------------------------------------------------------------------------

PREFERRED STOCK 0.65%
     Ashford Hospital Trust                                       50,000           1,287,500
                                                                           -----------------
TOTAL PREFERRED STOCK
(Cost $1,250,000)                                                                  1,287,500
--------------------------------------------------------------------------------------------

MUTUAL FUNDS 0.63%
     ASA Bermuda Ltd.                                             23,000           1,030,860
     J.P. Morgan Prime Money Market Fund                         219,360             219,360
                                                                           -----------------
TOTAL MUTUAL FUNDS
(Cost $1,216,352)                                                                  1,250,220
--------------------------------------------------------------------------------------------

                                                               PRINCIPAL
     DUE DATE                                  COUPON             AMOUNT               VALUE
--------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 8.30%
AT&T Corp.
     11/15/31                                   9.75%      $  10,000,000          11,637,500
Lucent Technologies Inc.
     01/15/28                                   6.50%          5,000,000           4,287,500
McMoran Exploration Co.
     10/06/11                                   5.25%            500,000             617,500
                                                                           -----------------
TOTAL CORPORATE BONDS & NOTES
(Cost $16,492,833)                                                                16,542,500
--------------------------------------------------------------------------------------------

                                                               PRINCIPAL
     DUE DATE                                  COUPON             AMOUNT               VALUE
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 29.61%
CALIFORNIA 12.40%
California St Economic Recovery
     07/01/23                                   1.62%  $      15,000,000   $      15,000,000
Los Angeles California Convention
     08/15/21                                   1.62%          3,000,000           3,000,000
M-S-R Public Power Agency
     07/01/22                                   1.40%          5,700,000           5,700,000
Orange County CA Transn Authority
     12/15/30                                   1.40%          1,000,000           1,000,000
                                                                           -----------------
                                                                                  24,700,000
                                                                           -----------------

ILLINOIS 11.19%
Illinois Health Facs Authority
     01/01/28                                   1.66%         15,000,000          15,000,000
Illinois Housing Development
     07/01/27                                   1.66%          7,300,000           7,300,000
                                                                           -----------------
                                                                                  22,300,000
                                                                           -----------------

NEW YORK 6.02%
Metropolitan Transit Authority
                                                1.42%         12,000,000          12,000,000
                                                                           -----------------
                                                                                  12,000,000
                                                                           -----------------
TOTAL MUNICIPAL BONDS & NOTES
(Cost $59,000,000)                                                                59,000,000
--------------------------------------------------------------------------------------------

SOVEREIGN BONDS 10.38%
Treasury Sovereign - United Kingdom
     12/07/09                                   5.75%         10,250,000          20,674,326
                                                                           -----------------
TOTAL SOVEREIGN BONDS
(Cost $19,598,987)                                                                20,674,326
--------------------------------------------------------------------------------------------

                                                               PRINCIPAL
     DUE DATE                                 COUPON              AMOUNT               VALUE
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS 25.67%
US TREASURY NOTES 20.66%
     11/15/05                                   5.75%     $   40,000,000   $      41,160,960

U.S. TREASURY BILL 5.01%
     12/23/04                                   1.98%         10,000,000           9,987,900
                                                                           -----------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $51,153,088)                                                                51,148,860
--------------------------------------------------------------------------------------------

Total Investments                             140.46%                            279,870,210
(Cost $266,456,542)
Liabilities in Excess of Other Assets         -40.46%                            (80,623,854)
--------------------------------------------------------------------------------------------
NET ASSETS                                    100.00%                      $     199,246,356
============================================================================================

*NON-INCOME PRODUCING SECURITY

ADR - AMERICAN DEPOSITARY RECEIPT

ALL SHARES OF SECURITIES ARE PLEDGED AS COLLATERAL FOR THE BORROWINGS UNDER THE SECURITY AGREEMENT FOR THE FUND'S LINE OF CREDIT.

                                                                  SHARES               VALUE
--------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT 3.00%
     CDW Corp.                                                     5,000   $         328,600
     Electronic Arts Inc.*                                         5,000             244,500
     Ford Motor Co.                                              130,000           1,843,400
     General Motors Corp.                                         45,400           1,751,986
     Harley Davidson Inc.                                          5,000             289,100
     New York Community Bancorp                                   20,000             395,600
     Polaris Industries Inc.                                       5,000             329,500
     Retail HOLDRs Trust                                           7,500             724,875
     Tektronix Inc.                                                2,500              78,425
                                                                           -----------------
                                                                                   5,985,986
--------------------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(Cost $5,964,290)                                                          $       5,985,986
============================================================================================

                        STATEMENT OF ASSETS & LIABILITIES

                                NOVEMBER 30, 2004

ASSETS:
Investments, at value (Cost - see below)                                   $     279,870,210
Deposit with broker for securities sold short                                      9,253,986
Dividends receivable                                                                 443,520
Interest receivable                                                                  881,740
Receivable for investments sold                                                      384,015
--------------------------------------------------------------------------------------------
    Total assets                                                                 290,833,471
--------------------------------------------------------------------------------------------

LIABILITIES:
Securities sold short (Proceeds $5,964,290)                                        5,985,986
Payable for investments purchased                                                 12,396,808
Loan payable                                                                      72,856,298
Interest on loan payable                                                              36,297
Dividends payable                                                                     23,424
Accrued investment advisory fee                                                      122,610
Accrued administration fee                                                            49,920
Accrued trustees fee                                                                   9,524
Accrued offering costs                                                               106,248
--------------------------------------------------------------------------------------------
    Total Liabilities                                                             91,587,115
--------------------------------------------------------------------------------------------
NET ASSETS                                                                 $     199,246,356
============================================================================================

Cost of investments                                                        $     266,456,542
============================================================================================

COMPOSITION OF NET ASSETS:
Paid in capital                                                            $     185,784,834
Overdistributed net investment income                                             (2,359,667)
Accumulated net realized gain on investments and
    foreign currency transactions                                                  2,400,557
Net unrealized appreciation in value of investments,
    securities sold short and translation of assets and
    liabilities denominated in foreign currencies                                 13,420,632
--------------------------------------------------------------------------------------------
NET ASSETS                                                                 $     199,246,356
============================================================================================

Shares of common stock outstanding of no par value,
    unlimited shares authorized                                                    9,745,658
============================================================================================
Net asset value per share                                                  $           20.44
============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

                             STATEMENT OF OPERATIONS

          FOR THE PERIOD JULY 28, 2004 (INCEPTION) TO NOVEMBER 30, 2004

INVESTMENT INCOME:
Dividends                                                                  $         627,894
Interest                                                                             668,580
--------------------------------------------------------------------------------------------
    Total Income                                                                   1,296,474
--------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee                                                              468,555
Administration fee                                                                   190,769
Trustees fee                                                                          34,524
Dividend expense on short sales                                                       23,424
Interest on outstanding loan payable                                                  36,298
--------------------------------------------------------------------------------------------
    Net Expenses                                                                     753,570
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                542,904
--------------------------------------------------------------------------------------------

Net realized gain (loss) on:
    Investment securities                                                          3,019,138
    Foreign currency transactions                                                     (6,422)
    Securities sold short                                                           (612,159)
Change in net unrealized appreciation/depreciation on:
    Investment securities                                                         11,562,205
    Foreign currency transactions                                                  1,880,123
    Securities sold short                                                            (21,696)
--------------------------------------------------------------------------------------------
Net gain on investments, foreign currency transactions
    and securities sold short                                                     15,821,189
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $      16,364,093
============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS

          FOR THE PERIOD JULY 28, 2004 (INCEPTION) TO NOVEMBER 30, 2004

COMMON SHAREHOLDER OPERATIONS:
Net investment income                                                      $         542,904
Net realized gain (loss) from:
    Investment securities                                                          3,019,138
    Foreign currency transactions                                                     (6,422)
    Securities sold short                                                           (612,159)
Change in net unrealized appreciation/depreciation from:
    Investment securities                                                         11,562,205
    Foreign currency transactions                                                  1,880,123
    Securities sold short                                                            (21,696)
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                                        16,364,093
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income                                                        (2,902,571)
--------------------------------------------------------------------------------------------
Net decrease in net assets from distributions                                     (2,902,571)
--------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs                             166,775,000
Proceeds from the underwriters' over-allotment
    option excerised, net of offering costs                                       17,535,200
Net asset value of common stock issued to stockholders
    from reinvestment of dividends                                                 1,374,634
--------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions                       185,684,834
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                       199,146,356
--------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                                  100,000
--------------------------------------------------------------------------------------------
End of period *                                                            $     199,246,356
============================================================================================

* INCLUDES OVERDISTRIBUTED NET INVESTMENT INCOME OF:                       $      (2,359,667)

SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

          FOR THE PERIOD JULY 28, 2004 (INCEPTION) TO NOVEMBER 30, 2004

PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period                                      $           19.10
--------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                                               0.06
    Net realized and unrealized gain on investments                                     1.62
--------------------------------------------------------------------------------------------
    Total from investment operations                                                    1.68
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
    From net investment income                                                         (0.30)
--------------------------------------------------------------------------------------------
    Total distributions                                                                (0.30)
--------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
    Common share offering costs charged to paid in capital                             (0.04)
--------------------------------------------------------------------------------------------
    Total capital share transactions                                                   (0.04)
--------------------------------------------------------------------------------------------
Net asset value - end of period                                            $           20.44
============================================================================================
Market price - end of period                                               $           21.10
============================================================================================

TOTAL INVESTMENT RETURN - NET ASSET VALUE (1)                                           8.66%
TOTAL INVESTMENT RETURN - MARKET PRICE (1)                                              7.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                            $         199,246
Ratio of expenses to average net assets                                                 1.20%(2)
Ratio of expenses to average net assets (excluding
    dividends on short sales)                                                           1.16%(2)
Ratio of net investment income to average net assets                                    0.86%(2)
Portfolio turnover rate                                                                   40%

(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF A COMMON SHARE AT THE OPENING ON THE FIRST DAY AND A SALE AT THE CLOSING ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL INVESTMENT RETURN ON NET ASSET VALUE REFLECTS THE SALES LOAD OF $.90 PER SHARE. DIVIDENDS AND DISTRIBUTIONS, IF ANY, ARE ASSUMED FOR PURPOSES OF THIS CALCULATION TO BE REINVESTED AT PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURNS DO NOT REFLECT BROKERAGE COMMISSIONS. TOTAL INVESTMENT RETURNS FOR LESS THAN A FULL YEAR ARE NOT ANNUALIZED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

(2)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund is a closed-end management investment company (the "Fund") that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

SECURITY VALUATION: The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

FOREIGN SECURITIES: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

INCOME TAXES: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex- dividend date. The Fund has applied to the Securities and Exchange Commission for an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder permitting the Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of the Fund with respect to its Common Shares calls for periodic (e.g., quarterly/monthly) distributions in an amount equal to a fixed percentage of the Fund's average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a level dollar amount.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2. TAXES

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS BASED ON FEDERAL TAX COSTS WERE AS FOLLOWS:

Gross appreciation (excess of value over tax cost)                       $    14,277,910
Gross depreciation (excess of tax cost over value)                            (1,065,150)
----------------------------------------------------------------------------------------
Net unrealized appreciation                                              $    13,212,760
========================================================================================
Cost of investments for income tax purposes                              $   266,635,754
========================================================================================

3. CAPITAL TRANSACTIONS

There are an unlimited number of no par value common shares of beneficial interest authorized. Of the 9,745,658 common shares outstanding on November 30, 2004, ALPS Mutual Funds Services, Inc. owned 5,236 shares. The Fund issued 8,750,000 common shares in its initial public offering on July 28, 2004. These common shares were issued at $20.00 per share before the underwriting discount of $0.90 per share. An additional 650,000 common shares and 270,000 common shares were issued on August 27, 2004 and September 15, 2004, respectively. These common shares were also issued at $20.00 per share before the underwriting discount of $0.90 per share. Offering costs of $386,800 (representing $.04 per common share) were offset against proceeds of the offering and have been charged to paid-in capital of the common shares. ALPS agreed to pay those offering costs of the Fund (other than sales load, but inclusive of the reimbursement of the underwriter expenses of $.0067 per common share) that exceed $.04 per common share.

Transactions in common shares for the period ended November 30, 2004, were as follows:

Common shares outstanding - beginning of period                                    5,236

Common shares issued in connection with initial public offering                8,750,000

Common shares issued from underwriters' over-allotment option exercised          920,000
Common shares issued as reinvestment of dividends                                 70,422
----------------------------------------------------------------------------------------
Common shares outstanding - end of period                                      9,745,658
----------------------------------------------------------------------------------------

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the period ended November 30, 2004 aggregated $310,800,127 and $59,943,481, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the period ended November 30, 2004 aggregated $48,296,634 and $6,995,245, respectively.

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough Capital Partners L.P. ("Clough") serves as the Fund's investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70% based on the Fund's average daily total assets, computed daily and payable monthly.

ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with the Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee of 0.285% based on the Fund's average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by the Fund, with the exception of advisory fees, trustees' fees, portfolio transaction expenses, litigation expenses, taxes, cost of preferred shares, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, and extraordinary expenses.

6. LINE OF CREDIT

On October 27, 2004, a Security Agreement between the Fund and The Bank of New York ("BONY") was executed which allows the Fund to borrow against a secured line of credit from BONY an aggregate amount of up to $87,500,000. The borrowings under the BONY line of credit are secured by pledging the Fund's portfolio securities as collateral. During the period ended October 31, 2004, the average borrowing was $3,156,779 with an average rate on borrowings of 3.24%.

7. OTHER

The Independent Trustees of the Fund receive a quarterly retainer of $3,500 and an additional $1,500 for each meeting attended.

8. SUBSEQUENT EVENT

On December 1, 2004, the Fund issued 3,800 shares of auction market preferred shares, each with a net asset and liquidation value of $25,000 per share plus accrued dividends. Offering costs associated with the issuance of preferred shares, estimated at $300,000, and the underwriters' sales load totaling $950,000 was borne by the common shareholders as a direct reduction to paid-in-capital.

                           DIVIDEND REINVESTMENT PLAN

                                NOVEMBER 30, 2004

Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York (the "Plan Administrator" or "BONY"), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by BONY as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting BONY, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized Common Shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per

Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 101 Barclay Street, New York, New York 10286, 20th Floor, Transfer Agent Services,(800) 433-8191.

                     FUND PROXY VOTING & POLICIES PROCEDURES

                                NOVEMBER 30, 2004

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-877-256-8445 and on the Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-877-256-8445 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

                               TRUSTEES & OFFICERS

                                NOVEMBER 30, 2004

Except for their service on the Company's Board of Directors, the independent directors named above have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters. Each independent trustee serves on the Fund's Audit Committee.

INTERESTED TRUSTEES AND OFFICERS

                                                     PRINCIPAL OCCUPATION(S)               NUMBER OF
                               POSITION(S) HELD      DURING PAST 5 YEARS* AND              PORTFOLIOS IN FUND
                               WITH FUNDS/LENGTH     OTHER DIRECTORSHIPS HELD              COMPLEX OVER-
NAME, AGE AND ADDRESS          OF TIME SERVED        BY TRUSTEE                            SEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
W. ROBERT ALEXANDER            Trustee and           Mr. Alexander is the Chief            1
Age - 77                       Chairman/Since        Executive Officer & Chairman of
1625 Broadway, Ste. 2200       Inception             ALPS. Mr. Alexander was Vice
Denver, CO 80202                                     Chairman of First Interstate
                                                     Bank of Denver, responsible
                                                     for Trust, Private
                                                     Banking, Retail Banking, Cash
                                                     Management Services and
                                                     Marketing. Mr. Alexander is
                                                     currently a member of the
                                                     Board of Trustees of the
                                                     Hunter and Hughes Trusts as
                                                     well as Chairman of Reaves
                                                     Utility Income
                                                     Fund, Financial Investors
                                                     Trust and Financial
                                                     Investors Variable
                                                     Insurance Trust. Because of
                                                     his affiliation with
                                                     ALPS, Mr. Alexander is
                                                     considered an "interested"
                                                     Trustee of the Fund.

JAMES E. CANTY                 Trustee and           Mr. Canty is a founding partner,      1
Age - 42                       Portfolio Manager/    Chief Financial Officer and
260 Franklin Street            Since Inception       General Counsel for Clough.
Boston, Massachusetts 02110                          Prior to founding Clough in
                                                     2000, Mr. Canty worked as a
                                                     corporate and securities
                                                     lawyer and Director of
                                                     Investor Relations for
                                                     Converse, Inc. from 1995 to
                                                     2000. He was a corporate
                                                     and securities lawyer for
                                                     the Boston offices of
                                                     Goldstein & Manello, P.C.
                                                     from 1993 to 1995 and
                                                     Bingham, Dana and Gould
                                                     from 1990 to 1993. Mr. Canty
                                                     served as an Adjunct
                                                     Professor at Northeastern
                                                     University from 1996 to
                                                     2000. Mr. Canty is currently
                                                     a member of the Board of
                                                     Directors of Clough
                                                     Offshore Fund, Ltd. Because
                                                     of his affiliation with
                                                     Clough, Mr. Canty is
                                                     considered an "interested"
                                                     Trustee of the Fund.

INTERESTED TRUSTEES AND OFFICERS

                                                     PRINCIPAL OCCUPATION(S)               NUMBER OF
                               POSITION(S) HELD      DURING PAST 5 YEARS* AND              PORTFOLIOS IN FUND
                               WITH FUNDS/LENGTH     OTHER DIRECTORSHIPS HELD              COMPLEX OVER-
NAME, AGE AND ADDRESS          OF TIME SERVED        BY TRUSTEE                            SEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
EDMUND J. BURKE                President/Since       Mr. Burke is President and a          N/A
Age - 43                       Inception             Director of ALPS. Mr. Burke
1625 Broadway, Ste. 2200                             joined ALPS in 1991 as Vice
Denver, CO 80202                                     President and National Sales
                                                     Manager. Because of his
                                                     position with ALPS, Mr. Burke
                                                     is deemed an affiliate of the
                                                     Trust as defined under the
                                                     1940 Act. Mr. Burke is
                                                     currently the President of
                                                     Reaves Utility Income Fund,
                                                     Financial Investors Trust and
                                                     Financial Investors
                                                     Variable Insurance Trust.

JEREMY O. MAY                  Treasurer/Since       Mr. May is Managing Director of       N/A
Age - 34                       Inception             ALPS. Mr. May joined ALPS in
1625 Broadway, Ste. 2200                             1995 as a Controller. Because of
Denver, CO 80202                                     his position with ALPS, Mr. May
                                                     is deemed an affiliate of the
                                                     Trust as defined under the 1940
                                                     Act. Mr. May is currently the
                                                     Treasurer of Reaves Utility
                                                     Income Fund, Financial Investors
                                                     Trust, Financial Investors Variable
                                                     Insurance Trust and First Funds.

ERIN DOUGLAS                   Secretary/Since       Ms. Douglas is Associate              N/A
Age - 27                       Inception             Counsel of ALPS. Ms. Douglas
1625 Broadway, Ste. 2200                             joined ALPS as Associate
Denver, CO 80202                                     Counsel in January 2003. Ms.
                                                     Douglas is deemed an
                                                     affiliate of the Trust as
                                                     defined under the 1940
                                                     Act. Ms. Douglas is currently
                                                     the Secretary of Financial
                                                     Investors Trust and
                                                     Westcore Funds.

INDEPENDENT TRUSTEES

                                                     PRINCIPAL OCCUPATION(S)               NUMBER OF
                               POSITION(S) HELD      DURING PAST 5 YEARS* AND              PORTFOLIOS IN FUND
                               WITH FUNDS/LENGTH     OTHER DIRECTORSHIPS HELD              COMPLEX OVER-
NAME, AGE AND ADDRESS          OF TIME SERVED        BY TRUSTEE                            SEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
ROBERT BUTLER                  Trustee/Since         Mr. Butler is currently an            1
Age - 63                       Inception             independent consultant for
12 Harvard Drive                                     businesses. Mr. Butler was
Hingham, Massachusetts 02043                         President of the Pioneer Funds
                                                     Distributor, Inc. from 1989 to
                                                     1998.He was Senior Vice-President
                                                     from 1985 to 1988 and Executive
                                                     Vice-President and Director from
                                                     1988 to 1999 of the Pioneer
                                                     Group, Inc. While at the Pioneer
                                                     Group, Inc. until his retirement
                                                     in 1999, Mr. Butler was a
                                                     Director or Supervisory Board
                                                     member of a number of subsidiary
                                                     and affiliated companies,
                                                     including: Pioneer First Polish
                                                     Investment Fund, JSC, Pioneer
                                                     Czech Investment Company and
                                                     Pioneer Global Equity Fund PLC.
                                                     From 1975 to 1984 Mr. Butler was
                                                     a Vice-President of the National
                                                     Association of Securities
                                                     Dealers.

MR. ADAM CRESCENZI             Trustee/Since         Mr. Crescenzi is a founding           1
Age - 62                       Inception             partner of Telos Partners, a
100 Walden Street                                    business advisory firm founded in
Concord, Massachusetts 01742                         1998. Prior to that, he served as
                                                     Executive Vice President of CSC
                                                     Index. Mr. Crescenzi is currently
                                                     a member of the Board of
                                                     Directors of the Boch Center
                                                     for the Performing Arts, a
                                                     Trustee of Dean College, and
                                                     Chairman of the Board of
                                                     Directors of Creative Realities
                                                     and ICEX, Inc.

                                                     PRINCIPAL OCCUPATION(S)               NUMBER OF
                               POSITION(S) HELD      DURING PAST 5 YEARS* AND              PORTFOLIOS IN FUND
                               WITH FUNDS/LENGTH     OTHER DIRECTORSHIPS HELD              COMPLEX OVER-
NAME, AGE AND ADDRESS          OF TIME SERVED        BY TRUSTEE                            SEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
JOHN F. MEE, ESQ.              Trustee/Since         Mr. Mee is an attorney practicing     1
Age - 62                       Inception             commercial law, family law,
One Gateway Center,                                  products liability and criminal law.
Suite 350                                            He was an instructor in the Harvard
Newton, Massachusetts 01742                          Law School Trial Advocacy Workshop
                                                     from 1990 to 2002. Mr. Mee is a
                                                     member of the Bar of the
                                                     Commonwealth of Massachusetts. He
                                                     serves on the Board of Directors
                                                     of Holy Cross Alumni Association.

RICHARD C. RANTZOW             Trustee/Since         Mr. Rantzow was the Chief             1
Age - 66                       Inception             Financial Officer and a Director
1625 Broadway, Suite 2200                            of Ron Miller Associates, Inc.
Denver, Colorado 80202                               (manufacturer). Prior to that, Mr.
                                                     Rantzow was Managing
                                                     Partner (until 1990) of the
                                                     Memphis office of Ernst &
                                                     Young. Mr. Rantzow is also
                                                     Chairman of First Funds
                                                     Trust.

JERRY G. RUTLEDGE              Trustee/Since         Mr. Rutledge is the President and     1
Age - 60                       Inception             owner of Rutledge's Inc., a retail
1 South Tejon Street                                 clothing business. Mr. Rutledge is
Colorado Springs,                                    currently Director of the
Colorado 80903                                       American National Bank and a
                                                     Regent of the University of
                                                     Colorado.

                            INTENTIONALLY LEFT BLANK

[CLOUGH GLOBAL ALLOCATION FUND LOGO]
1625 Broadway, Suite 2200
Denver, CO 80202
1-877-256-8445

[GRAPHIC]

[ALPS MUTUAL FUNDS SERVICES, INC. LOGO]

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.cloughglobal.com or call 1-877-256-8445.

Item 2.  CODE OF ETHICS.

Not applicable to semi-annual report.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4.  PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable to semi-annual report.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The Board of Trustees has not yet adopted procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
       Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. EXHIBITS.

   (a)(1)  Not applicable to semi-annual report.

   (a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

   (a)(3)  Not applicable.

   (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:       /s/ Edmund J. Burke
          -------------------
          Edmund J. Burke
          President

Date:     February 4, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:       /s/ Jeremy O. May
          -----------------
          Jeremy O. May
          Treasurer

Date:     February 4, 2005